Principal accountant fees and services (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment and corporate information
Audit fees	€ 13,330	€ 16,126	€ 14,250
Audit-related fees	1,403	1,549	1,897
Tax fees	23
Other fees	16
Germany
Segment and corporate information
Audit fees	3,241	4,694	3,215
Audit-related fees	€ 704	€ 960	€ 937